INVESTMENTS - Equity Method (Details) $ / shares in Units, $ in Thousands, shares in Millions			1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 27, 2019 USD ($) shares	Aug. 10, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 USD ($) Vote $ / shares shares	Dec. 31, 2018 USD ($)
Common Class A
Investment And Other Income [Line Items]
Ordinary shares, voting rights | Vote					1
Common Class B
Investment And Other Income [Line Items]
Ordinary shares, voting rights | Vote					10
China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Equity Method Investment, Ownership Percentage				7.64%	7.64%
Share Price | $ / shares				$ 5.99	$ 5.99
Investment Shares Acquired | shares					15
Change in fair value of securities					$ 339
China Index Holdings Limited [Member] | Common Class A
Investment And Other Income [Line Items]
Equity Method Investment, Ownership Percentage				2.44%	2.44%
Total consideration paid for equity method investment				$ 9,600
Investment Shares Acquired | shares	5
Payments to Acquire Investments	$ 29,950
Market price of investment	$ 16,800
Ordinary shares, voting rights | Vote					1
Change in fair value of securities					$ 1,149
China Index Holdings Limited [Member] | Common Class B
Investment And Other Income [Line Items]
Investment Shares Acquired | shares	5
Controlling Shareholder Seller [Member]
Investment And Other Income [Line Items]
Percentage Of Voting Equity Interests					16.95
Market Price Increase					$ 26,739
Controlling Shareholder Seller [Member] | Common Class B
Investment And Other Income [Line Items]
Ordinary shares, voting rights | Vote					10
Chongqing Wanli New Energy Co Ltd [Member]
Investment And Other Income [Line Items]
Equity Method Investment, Ownership Percentage			10.00%	16.55%	16.55%	14.67%
Cash paid for equity method investment			$ 72,852
Cash paid to seller for business disposal compensation			$ 29,141
Difference between cash consideration paid and underlying equity in net assets		$ 60,980
Term of acting-in-concert agreement		3 years
Period of ensured profitability		3 years
Additional equity interest acquired					1.88%	4.67%
Total consideration paid for equity method investment					$ 4,868	$ 11,667
Chongqing Wanli New Energy Co Ltd [Member] | Maximum
Investment And Other Income [Line Items]
Period from consummation of proposed acquisition within which the purchase price must be paid		3 years
Chongqing Wanli New Energy Co Ltd [Member] | Minimum
Investment And Other Income [Line Items]
Price to be paid for the purchase of the battery business		$ 99,758